SHARE BASED COMPENSATION - Stock Option Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted (in dollars per share)		$ 6.75	$ 1.09
Aggregate intrinsic value of options exercised	$ 10.9	$ 19.2	$ 0.3
Fair value of vested options	62.4	$ 36.0	$ 0.6
Unrecognized compensation expense related to unvested share options	$ 53.1
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years
Vesting period	4 years
Unrecognized compensation expense, period of recognition	1 year 4 months 17 days
Share options | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Vesting percentage	25.00%
Share options | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years